Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2015
Additional information - condensed financial statements [Abstract]
Condensed balance sheets
	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
			(Note 2(e))
Assets
Current assets
Amounts due from a subsidiary	2,866,431	1,881,616	290,472

Non-current assets
Interests in subsidiaries, VIEs and VIE's subsidiaries	2,643,382	3,944,457	608,919
Other non-current assets	42,275	25,284	3,903

Total non-current assets	2,685,657	3,969,741	612,822
Total assets	5,552,088	5,851,357	903,294

Liabilities and shareholders' equity
Current liabilities
Interests payable	13,944	14,795	2,284

Non-current liabilities
Convertible bonds	2,447,980	2,597,403	400,970
Total liabilities	2,461,924	2,612,198	403,254

Shareholders' equity
Class A common shares (US$0.00001 par value; 10,000,000,000 shares authorized, 706,173,568 shares issued and outstanding as of December 31, 2014 and 728,227,848 shares issued and outstanding as of December 31, 2015)	43	43	7
Class B common shares (US$0.00001 par value; 1,000,000,000 shares authorized, 427,352,696 shares issued and outstanding as of December 31, 2014 and 369,557,976 shares issued and outstanding as of December 31, 2015)	30	27	4
Additional paid-in capital	2,900,458	2,011,799	310,568
Retained earnings	230,432	1,263,675	195,078
Accumulated other comprehensive loss	(40,799)	(36,385)	(5,617)

Total shareholders' equity	3,090,164	3,239,159	500,040

Total liabilities and shareholders' equity	5,552,088	5,851,357	903,294

Condensed statements of operations and comprehensive income
	For the year ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				(Note2(e))

Share of profit of subsidiaries, VIEs and VIE's subsidiaries	477,727	1,121,079	1,108,029	171,051
Interest expense	-	(56,607)	(74,786)	(11,545)

Income before income tax expenses	477,727	1,064,472	1,033,243	159,506

Net income	477,727	1,064,472	1,033,243	159,506

Other comprehensive (loss) / income:
Foreign currency translation adjustments, net of nil tax	(31,014)	3,638	4,414	681

Comprehensive income	446,713	1,068,110	1,037,657	160,187

Condensed statements of cash flows
	For the year ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				(Note2(e))
Net cash (used in)/provided by operating activities	-	-	-	-
Net cash used in investing activities	-	(2,412,290)	-	-
Net cash provided by financing activities	-	2,412,290	-	-